Insurance Contracts and Private Pension - Summary of Main Insurance lines (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Group accident insurance [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	34.30%	38.00%
Loss ratio	9.40%	7.80%
Individual accident [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	14.10%	12.50%
Loss ratio	20.80%	23.50%
Commercial Multiple Peril [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	21.10%	21.20%
Loss ratio	29.30%	36.40%
Internal Credit [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	0.70%	0.90%
Loss ratio	134.50%	139.60%
Mandatory personal injury caused by motor vehicle [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio		1.20%
Loss ratio		84.50%
Serious or Terminal Diseases [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	16.10%	10.70%
Loss ratio	17.50%	21.10%
Extended Warranty Assets [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	62.00%	62.10%
Loss ratio	13.90%	16.00%
Credit Life [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	20.40%	18.70%
Loss ratio	18.30%	16.90%
Income from Uncertain Events [member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	20.30%	16.30%
Loss ratio	17.10%	18.40%
Multiple Risks [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	48.10%	57.80%
Loss ratio	53.30%	27.20%
Home insurance in market policies credit life [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	20.40%	20.70%
Loss ratio	15.30%	13.00%
Group life [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	15.10%	8.30%
Loss ratio	33.20%	24.20%